INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS
INTANGIBLE ASSETS

11.  INTANGIBLE ASSETS

Intangible assets as of December 31, 2014 and 2015 were as follows:

	2014	2015
	RMB	RMB
Intangible asset
Intangible assets to be amortized
Business Relationship (Representing the relationship with the travel service providers and other business partners)	27,780,000	878,529,857
Technology	9,240,000	447,515,717
Customer relationship	85,642,578	96,942,578
Non-compete agreements	11,479,610	11,479,610
Cross-border travel agency license	1,117,277	1,117,277
Others	790,000	17,990,000
Intangible assets not subject to amortization
Trade mark	551,381,191	9,631,703,672
Golf membership certificate	4,200,000	4,200,000
Others	17,783,205	17,736,321

	709,413,861	11,107,215,032

Less: accumulated amortization
Intangible assets to be amortized
Business Relationship	(5,956,333)	(34,848,999)
Technology	(9,240,000)	(15,566,396)
Customer relationship	(13,247,103)	(31,250,912)
Non-compete agreements	(11,479,610)	(11,479,610)
Cross-border travel agency license	(1,117,277)	(1,117,277)
Others	(171,167)	(5,036,667)

	(41,211,490)	(99,299,861)

Net book value
Intangible assets to be amortized
Business Relationship	21,823,667	843,680,858
Technology	—	431,949,321
Customer relationship	72,395,475	65,691,666
Non-compete agreements	—	—
Cross-border travel agency license	—	—
Others	618,833	12,953,333
Intangible assets not subject to amortization
Trade mark	551,381,191	9,631,703,672
Golf membership certificate	4,200,000	4,200,000
Others	17,783,205	17,736,321

	668,202,371	11,007,915,171

Finite-lived intangible assets are tested for impairment if impairment indicators arise. The Company amortizes its finite-lived intangible assets using the straight-line method:

Customer relationship	3-10 years
Business Relationship	10 years
Technology	5-6 years
Non-compete agreements	5 years
Cross-border travel agency license	8 years

Amortization expense for the years ended December 31, 2013, 2014 and 2015 was approximately RMB7 million, RMB5 million and RMB58 million respectively.

The annual estimated amortization expense for intangible assets subject to amortization for the five succeeding years is as follows:

Amortization
RMB

2016	238,630,057
2017	238,630,057
2018	238,630,057
2019	234,972,057
2020	233,773,558

1,184,635,786